Fair Values Of Plan Assets, Domestic (Parenthetical) (Detail) (Domestic plans)	12 Months Ended
Mar. 31, 2012
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	25.00%
Funds investment in listed debt securities	40.00%
Domestic companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	50.00%
Foreign companies | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed equity securities	50.00%
Domestic bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	80.00%
Foreign bonds | Pooled funds
Fair Value Of Plan Assets [Line Items]
Funds investment in listed debt securities	20.00%